Schedule 1	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure
Schedule 1

WATERDROP INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2024	2025
	RMB	RMB	US$
			(Note 2)
Assets
Current assets
Cash and cash equivalents	589,440	88,969	12,723
Short-term investments	566,434	14,636	2,093
Prepaid expense and other assets	22,875	21,590	3,087
Amount due from its subsidiaries and the consolidated VIEs	163,933	235,966	33,743
Total current assets	1,342,682	361,161	51,646
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	3,603,026	5,155,445	737,219
Total non-current assets	3,603,026	5,155,445	737,219
Total assets	4,945,708	5,516,606	788,865
Liabilities
Current liabilities
Accrued expenses and other current liabilities	1,563	1,099	157
Amount due to its subsidiaries and the consolidated VIEs	146,710	363,579	51,991
Total current liabilities	148,273	364,678	52,148
Total liabilities	148,273	364,678	52,148
Shareholders’ Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,822,868,761 and 2,806,929,941 Class A ordinary shares outstanding as of December 31, 2024 and 2025, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	139	143	21
Treasury stock	(15)	(16)	(2)
Additional paid-in capital	6,832,214	6,733,696	962,906
Accumulated other comprehensive income	159,550	43,622	6,238
Accumulated deficit	(2,194,453)	(1,625,517)	(232,446)
Total shareholders’ equity	4,797,435	5,151,928	736,717
Total liabilities and shareholders’ equity	4,945,708	5,516,606	788,865

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2)
Operating revenue, net	—	—	—	—
Operating costs and expenses	(87,060)	(42,575)	(24,721)	(3,535)
Interest income	29,337	93,591	111,796	15,987
Foreign currency exchange (loss)/gain	(92)	(216)	864	124
Income tax expense	—	(1,433)	(365)	(52)
Others, net	3,077	13,439	13,731	1,964
Equity in profit of subsidiaries and VIEs	221,959	304,704	467,631	66,868
Net profit	167,221	367,510	568,936	81,356
Net profit attributable to ordinary shareholders	167,221	367,510	568,936	81,356
Foreign currency transaction adjustments	37,413	44,773	(106,666)	(15,253)
Unrealized loss on available-for-sale investments, net of tax	(1,551)	(29,330)	(9,262)	(1,324)
Total comprehensive income attributable to ordinary shareholders	203,083	382,953	453,008	64,779

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2)
Cash Flows from Operating Activities:	621,178	1,615,062	427,168	61,084
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,376,678)	(2,066,920)	(2,131,234)	(304,762)
Proceeds from maturity of short-term investments	1,140,429	2,132,554	2,650,208	378,975
Investment in subsidiaries	(5,938)	(14,664)	—	—
Purchase of long-term investments	(57,550)	(1,009,619)	(1,294,927)	(185,172)
Proceeds from early redemption of long-term investments	—	35,979	72,541	10,373
Prepaid investments	—	—	—	—
Net cash used in investing activities	(299,737)	(922,670)	(703,412)	(100,586)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	11,710	7,225	6,430	920
Payment for share repurchase	(526,025)	(106,979)	(91,234)	(13,046)
Dividend to shareholders	—	(158,671)	(130,413)	(18,649)
Net cash used in financing activities	(514,315)	(258,425)	(215,217)	(30,775)
Effect of exchange rate changes on cash and cash equivalents	(24,678)	21,208	(9,010)	(1,289)
Net (decrease)/increase in cash and cash equivalents	(217,552)	455,175	(500,471)	(71,566)
Total cash and cash equivalents at beginning of year	351,817	134,265	589,440	84,289
Total cash and cash equivalents at end of year	134,265	589,440	88,969	12,723

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW (Continued)

(All amounts in thousands, except for share and per share data, or otherwise noted)

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Waterdrop Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2024 and 2025 and the years ended 2023, 2024 and 2025. No dividend was paid by the Group’s subsidiaries to Waterdrop Inc. in 2023, 2024 and 2025.

4.

As of December 31, 2025, there were no material contingencies, significant provisions of long term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.